Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Finance lease cost:
Amortization of finance lease right-of-use asset	$ 47	$ 44	$ 211	$ 226
Interest on finance lease liabilities	35	57	114	149
Cash paid for amounts included in the measurement of lease liabilities:
Financing cash flows from finance leases	280	150	653	471
Leases [Member]
Finance lease cost:
Amortization of finance lease right-of-use asset	52	146	211	221
Interest on finance lease liabilities	30	64	114	149
Operating lease costs:
Lease cost	227	89	310	192
Variable lease cost			174	167
Total lease cost	309	299	809	729
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	53	90	139	191
Operating cash flows from finance leases	30	64	114	149
Financing cash flows from finance leases	$ 298	$ 241	$ 653	$ 471
Weighted-average remaining lease term
Finance leases	1 year 9 months 18 days	3 years 3 months 18 days	2 years 2 months 12 days	2 years 7 months 6 days
Operating leases	9 years 7 months 6 days	9 months 18 days	10 years 2 months 12 days	1 year
Weighted-average discount rate
Finance leases	13.90%	11.80%	12.50%	11.90%
Operating leases	15.30%	10.30%	15.30%	11.60%